COMMITMENTS AND CONTINGENCIES - COMMITMENTS AND CONTINGENCIES NARRATIVE (Details) - employee	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Entity number of employees		15,360
Entity number of part-time employees		1,550
Workforce Subject to Collective Bargaining Arrangements
Concentration Risk [Line Items]
Entity number of employees		5,450
Percentage of employees		32.00%
Workforce Subject to Collective Bargaining Arrangements | Scenario, Forecast
Concentration Risk [Line Items]
Percentage of employees	72.00%